Property and equipment net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Subtotal	$ 2,423,173	$ 2,409,997
Less: accumulated depreciation	(1,758,719)	(1,530,751)
Property, plant and equipment, net	664,454	879,246
Machinery and Equipment [Member]
Subtotal	2,397,386	2,322,963
Property and Building [Member]
Subtotal	0	62,048
Vehicles [Member]
Subtotal	$ 25,787	$ 24,986